CONSOLIDATED STATEMENTS OF EQUITY - Southwest - USD ($) $ in Thousands	Total	Southwest Gas Corporation	Common stock shares	Common stock shares Southwest Gas Corporation	Additional paid-in capital	Additional paid-in capital Southwest Gas Corporation	Accumulated other comprehensive loss	Accumulated other comprehensive loss Southwest Gas Corporation	Retained earnings	Retained earnings Southwest Gas Corporation
Beginning balance (in shares) at Dec. 31, 2019			55,007,000
Beginning balance at Dec. 31, 2019			$ 56,637		$ 1,466,937	$ 1,229,083	$ (56,732)	$ (55,151)	$ 1,039,072	$ 782,108
Net income									232,324	159,118
Share-based compensation						3,340				(780)
Contributions from Southwest Gas Holdings, Inc.						177,922
Net actuarial gain (loss) arising during period, less amortization of unamortized benefit plan cost, net of tax							(8,451)	(8,451)
FSIRS amounts reclassified to net income, net of tax	$ 2,467	$ 2,467					2,467	2,467
Dividends declared to Southwest Gas Holdings, Inc.									(128,905)	(105,300)
Ending balance (in shares) at Dec. 31, 2020			57,193,000	47,482,000
Ending balance at Dec. 31, 2020		2,233,468	$ 58,823	$ 49,112	1,609,155	1,410,345	(61,003)	(61,135)	1,067,978	835,146
Net income									200,779	187,135
Share-based compensation						5,983				(854)
Contributions from Southwest Gas Holdings, Inc.						202,583
Net actuarial gain (loss) arising during period, less amortization of unamortized benefit plan cost, net of tax							12,570	12,570
FSIRS amounts reclassified to net income, net of tax	$ 1,652	1,652					1,652	1,652
Dividends declared to Southwest Gas Holdings, Inc.									(142,428)	(114,600)
Ending balance (in shares) at Dec. 31, 2021	60,422,081		60,422,000	47,482,000
Ending balance at Dec. 31, 2021		2,527,937	$ 62,052	$ 49,112	1,824,216	1,618,911	(46,761)	(46,913)	1,114,313	906,827
Net income									(203,290)	154,380
Share-based compensation						4,058				(852)
Contributions from Southwest Gas Holdings, Inc.						0
Net actuarial gain (loss) arising during period, less amortization of unamortized benefit plan cost, net of tax							8,236	8,236
FSIRS amounts reclassified to net income, net of tax	$ 416	416					416	416
Dividends declared to Southwest Gas Holdings, Inc.									(167,279)	(125,000)
Ending balance (in shares) at Dec. 31, 2022	67,119,143		67,119,000	47,482,000
Ending balance at Dec. 31, 2022		$ 2,569,175	$ 68,749	$ 49,112	$ 2,287,183	$ 1,622,969	$ (44,242)	$ (38,261)	$ 747,069	$ 935,355